T. ROWE PRICE FINANCIAL SERVICES FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.9%
BANKS 29.5%

Money Center Banks 9.4%
Bank of America	1,077,900	25,967
Wells Fargo	1,341,468	31,538
		57,505
Non-U.S. Banks 2.1%
BAWAG Group (EUR) (1)	163,208	5,901
Erste Group Bank (EUR) (1)	172,017	3,602
ING Groep (EUR) (1)	316,572	2,259
Swedbank, A Shares (SEK) (1)	74,352	1,164
		12,926
Regional Banks 18.0%
Atlantic Capital Bancshares (1)	75,503	857
BankUnited	249,929	5,476
East West Bancorp	131,200	4,295
FB Financial	99,392	2,497
Fifth Third Bancorp	889,989	18,975
First Bancshares	48,862	1,025
Heritage Commerce	255,118	1,698
Home BancShares	73,437	1,113
Howard Bancorp (1)	165,827	1,489
Huntington Bancshares	1,690,900	15,505
National Bank Holdings, Class A	45,895	1,205
Pacific Premier Bancorp	205,541	4,140
Pinnacle Financial Partners	166,626	5,930
PNC Financial Services Group	142,400	15,651
Popular	204,926	7,433
Professional Holding, Class A (1)(2)	29,863	400
Professional Holding, Series A, Acquisition Date: 8/28/20, Cost
$91 (1)(3)	8,442	107
Sandy Spring Bancorp	33,400	771
Seacoast Banking (1)	272,877	4,920
Signature Bank	136,855	11,358

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)

Western Alliance Bancorp	162,725	5,145
		109,990
Total Banks		180,421
CAPITAL MARKETS 20.3%

Asset Managers 2.2%
Barings BDC (2)	322,485	2,580
KKR	121,700	4,179
Virtus Investment Partners	49,300	6,836
		13,595
Exchanges 5.8%
Cboe Global Markets	136,356	11,964
CME Group	79,454	13,293
Intercontinental Exchange	44,524	4,455
Tradeweb Markets, Class A	103,989	6,031
		35,743
Security Brokers & Dealers 10.0%
Charles Schwab	307,100	11,126
E*TRADE Financial	165,925	8,305
Goldman Sachs Group	54,300	10,913
Lazard, Class A	161,100	5,324
Morgan Stanley	237,321	11,474
Raymond James Financial	90,300	6,570
StepStone Group, Class A (1)	43,313	1,153
TD Ameritrade Holding	161,242	6,313
		61,178
Trust Banks 2.3%
State Street	236,137	14,010
		14,010
Total Capital Markets		124,526
FINANCE 11.5%

Consumer Finance 6.3%
Ally Financial	279,500	7,007
Capital One Financial	160,200	11,512
Chailease Holding (TWD)	381,720	1,749

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)

Encore Capital Group (1)	153,937	5,940
PRA Group (1)	82,000	3,276
SLM	1,112,343	8,999
		38,483
Diversified Financials 3.3%
Dun & Bradstreet Holdings (1)	67,605	1,735
Euronet Worldwide (1)	82,600	7,525
Mastercard, Class A	6,782	2,293
nCino (1)(2)	5,115	407
nCino, Acquisition Date: 9/16/19, Cost $1,032 (1)(3)	47,450	3,592
Visa, Class A	22,138	4,427
		19,979
Thrift & Mortgage Finance 1.9%
PennyMac Financial Services	123,224	7,162
Webster Financial	177,279	4,682
		11,844
Total Finance		70,306
INSURANCE 34.5%

Insurance Agents - Brokers & Services 1.1%
GoHealth, Class A (1)	48,345	630
Marsh & McLennan	40,057	4,594
Selectquote (1)(2)	36,361	736
Selectquote, Acquisition Date: 5/6/20, Cost $593 (1)(3)	32,944	634
		6,594
Life Insurance 4.1%
AIA Group (HKD)	465,400	4,626
Equitable Holdings	305,894	5,579
MetLife	237,900	8,843
Storebrand (NOK) (1)	289,544	1,525
Sun Life Financial (2)	106,700	4,346
		24,919
Property & Casualty Insurance 27.3%
American International Group	738,112	20,320
Assurant	152,110	18,453
Axis Capital Holdings	299,341	13,183

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)

Chubb	348,400	40,456
CNA Financial	271,471	8,141
Hanover Insurance Group	63,200	5,889
Hiscox (GBP) (1)	430,623	4,969
Kemper	95,200	6,362
Munich Re (EUR)	4,565	1,161
Powszechny Zaklad Ubezpieczen (PLN) (1)	745,865	4,786
ProAssurance	79,852	1,249
ProSight Global (1)	310,395	3,520
RenaissanceRe Holdings	29,000	4,923
Safety Insurance Group	63,036	4,355
Sampo, A Shares (EUR)	181,708	7,196
Selective Insurance Group	130,100	6,699
Sompo Holdings (JPY) (2)	82,500	2,848
State Auto Financial	90,921	1,251
Zurich Insurance Group (CHF)	32,739	11,417
		167,178
Title Insurance 2.0%
Black Knight (1)	89,017	7,749
First American Financial	92,907	4,730
		12,479
Total Insurance		211,170
MISCELLANEOUS 1.5%

Other 1.5%
Equifax	16,150	2,534
Nerdwallet, Class A, Acquisition Date: 3/18/20, Cost $823
(1)(3)(4)	117,536	823
Open Lending, Class A (1)	224,275	5,719
Total Miscellaneous		9,076
REAL ESTATE 2.6%

Real Estate 2.6%
JBG SMITH Properties, REIT	337,444	9,023
SL Green Realty, REIT (2)	148,246	6,874
Total Real Estate		15,897

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)
Total Common Stocks (Cost $608,226)		611,396

CONVERTIBLE PREFERRED STOCKS 0.1%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20, Cost
$353 (1)(3)(4)(5)	712	353
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20, Cost
$212 (1)(3)(4)(5)	712	212
		565
Total Convertible Preferred Stocks (Cost $566)		565

SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS 0.1%
T. Rowe Price Government Reserve Fund, 0.09% (6)(7)	699,385	699
Total Short-Term Investments (Cost $699)		699

SECURITIES LENDING COLLATERAL 1.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.13% (6)(7)	214,434	2,144
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		2,144
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.4%
Short-Term Funds 1.4%
T. Rowe Price Short-Term Fund, 0.13% (6)(7)	855,598	8,556
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		8,556
Total Securities Lending Collateral (Cost $10,700)		10,700

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 101.8%
(Cost $620,191)	$623,360
Other Assets Less Liabilities (1.8)%	(11,243)
Net Assets 100.0%	$612,117

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $5,721 and represents 0.9% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6)	Seven-day yield
(7)	Affiliated Companies
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
PLN	Polish Zloty
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK	Swedish Krona
TWD	Taiwan Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$189
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$189+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$47,114		¤	¤ $	699
T. Rowe Price Short-Term
Fund	5,689		¤	¤	10,700
Total					$11,399^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $189 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $11,399.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE FINANCIAL SERVICES FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE FINANCIAL SERVICES FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$553,037$	57,536$	823$	611,396
Convertible Preferred Stocks	—	—	565	565
Short-Term Investments	699	—	—	699
Securities Lending Collateral	10,700	—	—	10,700
Total	$564,436$	57,536$	1,388$	623,360